Financial Risk Management - Summary of Maturity Analysis for Derivative Financial Liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Capital	€ 160,962	€ 198,469
Interest	7,150	15,865
Total	168,112	214,334
2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Capital		131,810
Interest		7,293
Total		139,103
2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Capital	106,197	28,504
Interest	3,705	5,458
Total	109,902	33,962
2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Capital	30,524	19,371
Interest	2,369	2,174
Total	32,893	21,545
2028
Disclosure of maturity analysis for derivative financial liabilities [line items]
Capital	17,841	13,020
Interest	931	794
Total	18,772	13,814
2029
Disclosure of maturity analysis for derivative financial liabilities [line items]
Capital	3,457	3,217
Interest	138	139
Total	3,595	3,356
2030
Disclosure of maturity analysis for derivative financial liabilities [line items]
Capital	546
Interest	3
Total	549
More than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Capital	2,397	2,547
Interest	4	7
Total	€ 2,401	€ 2,554